PROPERTY AND EQUIPMENT	6 Months Ended
Feb. 28, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The following table sets forth the components of our property and equipment at February 28, 2025 and August 31, 2024:

	February 28, 2025			August 31, 2024
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Equipment	$3,990,041	$(1,752,651)	$2,237,390	$3,094,076	$(1,394,332)	$1,699,744
Equipment not in service	3,228,600	–	3,228,600	3,071,565	–	3,071,565
Total fixed assets	$7,218,641	$(1,752,651)	$5,465,990	$6,165,641	$(1,394,332)	$4,771,309

Equipment not in service as of February 28, 2025 was comprised of the following:

Transformers	$1,838,760
Immersion containers	1,250,805
ASIC miners	139,035
Total	$3,228,600

For the six months ended February 28, 2025 and February 29, 2024, we recorded $358,319 and $457,901, respectively, in depreciation expense.